Segment disclosures (Disclosure of geographical areas assets and liabilities) (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Total assets	$ 15,053,130	$ 10,436,177
Non-current assets	13,134,987	8,616,813
Canada [Member]
Disclosure of operating segments [line items]
Total assets	2,595,162	2,421,420
Non-current assets	667,019	601,822
USA [Member]
Disclosure of operating segments [line items]
Total assets	12,457,968	8,014,757
Non-current assets	$ 12,457,968	$ 8,014,991